Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Trademark	$ 1,025	$ 1,025	$ 1,520
Amortization	(77)	(26)	(152)
Intangible assets, net	$ 948	$ 999	$ 1,368